Morgan Stanley Principal Funding, Inc ABS-15G

Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3000
Financial Services	Fax +44 (0) 113 231 3200
1 Sovereign Square
Sovereign Street
Leeds LS1 4DA
United Kingdom

Private & confidential
USIL Finance DAC
3rd Floor, Fleming Court
Fleming’s Place, Dublin 4	Our ref	Jm1474
Ireland
(the “Issuer”)	Contact	John Midgley
Tel 0113 231 3000

Morgan Stanley Principal Funding, Inc

1290 Avenue Of The Americas

New York 10104

(the “Seller”)

Morgan Stanley & Co. International plc

25 Cabot Square

London E14 4QA

(the “Arranger” and the “Lead Manager”)

Morgan Stanley Bank, N.A.

One Utah Centre

201 South Main Street

Salt Lake City

Utah 84111

(the “Original Senior Lender” and “VRR Lender”)

8 October 2019

Dear All,

Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases

In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases
8 October 2019

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the commercial leases portfolio

A data file containing details of the portfolio of leases, entitled “Hammersmith top 80pct (by rent) leases v7.xlsx” was made available to us by the Arranger on 16 September 2019 (the “Extraction File”). Our work was based on this Extraction File. The Extraction File contained information on 351 aggregated leases as shown by the records of M7 Real Estate Ltd as at 30 April 2019 (the “Cut-off Date”).

Limited procedures as set out in the work programme (the “Work Programme”) attached as Appendix A in connection with the documentation of a sample of leases drawn from the Extraction File (the “Sample”) were carried out.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Seller, (ii) the physical existence of the leases, (iii) the reliability or accuracy of the documents provided to us by the Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the lease documentation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the commercial leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the commercial leases with applicable laws and regulations, or (iv) any other factor or characteristic of the commercial leases that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases
8 October 2019

2	Findings

The findings from the agreed upon procedures are set out in Appendix A.

Details of the errors, missing documentation and missing data found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.

3	General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed commercial mortgage backed securitisation and the underlying portfolio of leases
8 October 2019

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Appendix A - Work Programme and results

Test No.	Data Attribute	Source	Tolerance / Definition of Error	Agreed	Missing	Error	Total	% Missing	% Error
1	Tenant Name	Lease Agreement	Substantially Correct	343	8	0	351	2.28%	0.00%
2	Address	Lease Agreement	Substantially Correct	300	10	41	351	2.85%	11.68%
3	Area	Lease Agreement / Rental Invoice / Indexation Letter	+/- 5%	304	16	31	351	4.56%	8.83%
4	Lease Break Date	Lease Agreement / Rental Invoice / Indexation Letter	+/- 31 DAYS	335	8	8	351	2.28%	2.28%
5	Lease Expiry Date	Lease Agreement / Rental Invoice / Indexation Letter	+/- 31 DAYS	295	16	40	351	4.56%	11.40%
6	In Place Gross Rent	Lease Agreement / Rental Invoice / Indexation Letter	+/- 5%	284	13	54	351	3.70%	15.38%
7	ERV	20190830_Last Mile Portfolio_Valuation Overview_Final.xlsx		350	0	1	351	0.00%	0.28%
8	Tenure	Situs_Last Mile_Portfolio report_final.pdf		328	2	21	351	0.57%	5.98%
9	Length of Leasehold	Situs_Last Mile_Portfolio report_final.pdf		338	13	0	351	3.70%	0.00%
10	Rent Free End Date	Lease Agreement / Rental Invoice / Indexation Letter	+/- 31 DAYS	322	12	17	351	3.42%	4.84%

				3199	98	213	3510	2.79%	6.07%

Appendix B - Details of Results - Error

KPMG ID	Test No	Test Field	Per Extraction File	Result	Per Source
17	2	Address	RGACABAB & RG17OFF, Gewerbepark Ellinghorst, Gladbeck	E	Rockwoolstraße 14, 45966 Gladbeck
23	2	Address	EF01, Gewerbepark Hellerhof-Park, Dusseldorf	E	Eichsfelder Straße 1-11, Düsseldorf
36	2	Address	BS08D2, OS12, VAC1, Gewerbepark Braunschweig Steinrieden, Braunschweig	E	Steinriedendamm 15/ Schreiberweg 26, 38108 Braunschweig
38	2	Address	HNA2O, HNA6W, HNA6O, HNA5W, HN, Hansepark, Koeln	E	Hansestraße 61-63, Köln
53	2	Address	RWG14, Gewerbepark Ellinghorst, Gladbeck	E	Rockwoolstraße 10-14, Bottroper Straße 108-244, Gladbeck
60	2	Address	BS04F, Gewerbepark Braunschweig Steinrieden, Braunschweig	E	Steinriedendamm 15/ Schreberweg 26, Braunschweig
69	2	Address	RWG06A, Gewerbepark Ellinghorst, Gladbeck	E	Bottroper Straße 244, Gladbeck
78	2	Address	RWG1113C, Gewerbepark Ellinghorst, Gladbeck	E	Rockwoolstraße 10,14, Bottroper Str.180,224, Gladbeck
91	2	Address	BS22B, Gewerbepark Braunschweig Steinrieden, Braunschweig	E	Steinriedendamm 15, Braunschweig
95	2	Address	CB04PT1C, CBPT0241, CBPT01B, Gewerbepark Soltau, Soltau	E	Carl-Benz-Straße 6-8, Soltau
110	2	Address	HNB4-5 W & HNB5 O, Hansepark, Koeln	E	Hansestraße 61-63, Köln
120	2	Address	A1,A3.2,A6.2,A6.2.1,A6.4,A7,A8, Forum Radefeld, Leipzig Radefeld	E	Poststraße 9-21. Leipzig
136	2	Address	EF04 & EF08, Gewerbepark Hellerhof-Park, Dusseldorf	E	Eichsfeldstraße 1, Düsseldorf
159	2	Address	Warehouse 51 & Adj Office Space, Alte Manufaktur Viersen, Viersen	E	Vorster Straße 50, Viersen
160	2	Address	EF02, Gewerbepark Hellerhof-Park, Dusseldorf	E	Eichsfelder Straße 1-11, Düsseldorf
164	2	Address	HNPTB1A, Hansepark, Koeln	E	Hansestrasse 61-63, Köln
173	2	Address	CB03, Gewerbepark Soltau, Soltau	E	Carl-Benz-Straße 6, Soltau
175	2	Address	G1-2, G5-6, G7-8, Forum Radefeld, Leipzig Radefeld	E	Poststraße 21, Leipzig
196	2	Address	Unit 50-0-1, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 50, Paderborn
199	2	Address	CB02, Gewerbepark Soltau, Soltau	E	Carl-Benz Straße 6-8, Soltau
204	2	Address	Haus 29, Eichsfelder Str. 15, Hellerhof	E	Mieteinheit 5, Gewerbepark Düsseldorf-Hellerhof
210	2	Address	Unit 54-0-4 & 54-0-1B, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 54-58, Paderborn
211	2	Address	B3-4, B6 & B8, Forum Radefeld, Leipzig Radefeld	E	Poststraße 17, Leipzig
224	2	Address	CBPT04B, Gewerbepark Soltau, Soltau	E	Carl-Benz-Straße 6-8, Soltau
233	2	Address	209 Halle, Gottmadingen 2, Gottmadingen	E	Industriepark 209, Gottmadingen
234	2	Address	R212227C, Gewerbepark Ellinghorst, Gladbeck	E	Bottroper Straße 180, Gladbeck
256	2	Address	Unit 54-0-1A & 54-01-8A, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 54-58, Paderborn
271	2	Address	Unit B1A, Mercator-Park, Dormagen	E	Hamburger Straße 28, Dormagen
277	2	Address	ZP39, Am Zeppelinpark 12, Berlin	E	Nennhauser Damm 180, Berlin
290	2	Address	Unit 64-0-1,66-1-6,54-0-6A, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 66, Paderborn
296	2	Address	SPER37D, Business Triangle, Neuss	E	Sperberweg 37, Neuss
298	2	Address	CS132RGT, CS1-3-2, CS135RGT, Alte Manufaktur Viersen, Viersen	E	Objekt Alte Manufaktur, Clörather Straße 1-3, 41748
301	2	Address	Unit 54-K-10, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 54-58, Paderborn
302	2	Address	D3, D4 & D7, Forum Radefeld, Leipzig Radefeld	E	Poststraße 13, Leipzig
310	2	Address	Unit 68-0-1, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 68, Paderborn
311	2	Address	Unit 70-0-1, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 70-72, Paderborn
329	2	Address	3-1-1 & 3-2-1, Gewerbehof Querumer Forst, Braunschweig	E	Spechtweg 1, Braunschweig
331	2	Address	Unit 52-0-2, Stettiner Straße 38, Paderborn	E	Frankfurter Weg 52, Paderborn
336	2	Address	2-1-8,2-1-11 &12,2-1-6-2,3-0-1, Gewerbehof Querumer Forst, Braunschweig	E	Spechtweg 1, Braunschweig
345	2	Address	31 WH, Business Triangle, Neuss	E	Bussardweg 16, Sperberweg 29, 31, 33, Neuss
346	2	Address	33 Wh, Business Triangle, Neuss	E	Bussardweg 16, Sperberweg 29, 31, 33, Neuss
5	3	Area	21,361.00	E	14,545.00
14	3	Area	10,126.00	E	Not quantifiable. Not stated separately in lease agreement.
19	3	Area	9,508.00	E	Not quantifiable. Not stated separately in lease agreement.
29	3	Area	4,022.00	E	4,242.00
32	3	Area	12,032.92	E	12,781.92
43	3	Area	6,773.00	E	13,877.00
46	3	Area	7,543.56	E	10,430.18
68	3	Area	5,608.00	E	48,031.00
72	3	Area	4,263.00	E	4,525.00
76	3	Area	4,489.00	E	4,849.00
82	3	Area	5,458.00	E	8,106.00
97	3	Area	3,445.00	E	Not quantifiable. Not stated separately in lease agreement.
105	3	Area	4,320.00	E	Not quantifiable. Not stated separately in lease agreement.
117	3	Area	1,200.00	E	8,290.26
128	3	Area	2,870.00	E	3,100.00
135	3	Area	2,708.40	E	Not quantifiable. Not stated separately in lease agreement.
143	3	Area	2,289.41	E	1,503.61
172	3	Area	2,850.00	E	Not quantifiable. Not stated separately in lease agreement.
177	3	Area	1,413.00	E	23.00
184	3	Area	2,123.49	E	Not quantifiable. Not stated separately in lease agreement.
212	3	Area	1,281.08	E	1,408.00
225	3	Area	1,809.00	E	290.00
249	3	Area	2,225.00	E	Not quantifiable. Not stated separately in lease agreement.
250	3	Area	1,448.00	E	Not quantifiable. Not stated separately in lease agreement.
255	3	Area	1,496.13	E	465.08
269	3	Area	1,066.30	E	1,161.85
274	3	Area	1,051.66	E	Not quantifiable. Not stated separately in lease agreement.
288	3	Area	1,020.41	E	1,342.13
333	3	Area	890.00	E	990.00
351	3	Area	475.00	E	515.00
11	4	Lease Break Date	no break date	E	12/31/2019
17	4	Lease Break Date	9/30/2019	E	9/30/2020
21	4	Lease Break Date	no break date	E	2/29/2020
66	4	Lease Break Date	no break date	E	12/31/2019
82	4	Lease Break Date	no break date	E	12/31/2019
100	4	Lease Break Date	no break date	E	12/31/2022
317	4	Lease Break Date	no break date	E	7/15/2021
320	4	Lease Break Date	no break date	E	7/15/2021
5	5	Lease Expiry Date	12/31/2023	E	12/31/2021
21	5	Lease Expiry Date	3/31/2020	E	2/28/2021
33	5	Lease Expiry Date	3/3/2020	E	Undetermined
36	5	Lease Expiry Date	12/31/2020	E	12/31/2018
39	5	Lease Expiry Date	3/31/2025	E	3/31/2020
40	5	Lease Expiry Date	3/3/2020	E	6/30/2028
43	5	Lease Expiry Date	12/31/2019	E	12/31/2015
46	5	Lease Expiry Date	3/3/2020	E	Unlimited lease
55	5	Lease Expiry Date	12/31/2026	E	3/31/2022
59	5	Lease Expiry Date	8/31/2021	E	8/31/2020
92	5	Lease Expiry Date	12/31/2019	E	Lease extended for an indefinite period after expiry of the fixed lease term on Dec 31, 2016
94	5	Lease Expiry Date	12/31/2032	E	12/31/2020
150	5	Lease Expiry Date	2/28/2021	E	8/31/2019
153	5	Lease Expiry Date	12/31/2019	E	Undetermined
159	5	Lease Expiry Date	3/3/2020	E	Unlimited lease
180	5	Lease Expiry Date	8/31/2021	E	8/31/2020
186	5	Lease Expiry Date	1/31/2020	E	Undetermined
188	5	Lease Expiry Date	10/3/2019	E	Undetermined
189	5	Lease Expiry Date	8/31/2021	E	8/31/2020
190	5	Lease Expiry Date	10/31/2019	E	2/1/2023
191	5	Lease Expiry Date	3/31/2020	E	3/31/2021
196	5	Lease Expiry Date	12/31/2019	E	12/31/2028
200	5	Lease Expiry Date	1/31/2020	E	6/30/2020
207	5	Lease Expiry Date	7/30/2020	E	6/30/2018
208	5	Lease Expiry Date	12/31/2019	E	7/31/2024
209	5	Lease Expiry Date	3/3/2020	E	10/31/2020
234	5	Lease Expiry Date	11/30/2028	E	10/31/2023
236	5	Lease Expiry Date	9/3/2020	E	Contract for an indefinite period of time and a period of notice of one year.
255	5	Lease Expiry Date	5/31/2020	E	Lease is for an indefinite period of time with three months period of notice.
257	5	Lease Expiry Date	3/31/2020	E	3/31/2021
258	5	Lease Expiry Date	9/30/2019	E	9/30/2021
277	5	Lease Expiry Date	10/31/2020	E	12/31/2030
278	5	Lease Expiry Date	1/31/2020	E	7/31/2020
287	5	Lease Expiry Date	12/3/2019	E	Undetermined
292	5	Lease Expiry Date	12/31/2020	E	2/29/2020
305	5	Lease Expiry Date	12/31/2026	E	3/31/2027
311	5	Lease Expiry Date	4/30/2032	E	12/31/2021
323	5	Lease Expiry Date	3/3/2020	E	Undetermined
336	5	Lease Expiry Date	10/31/2019	E	10/31/2020
5	6	Net Rent	€650,000.04	E	€600,000.00
29	6	Net Rent	€347,169.60	E	€429,928.32
43	6	Net Rent	€271,405.44	E	€257,367.36
55	6	Net Rent	€0.00	E	€228,897.24
68	6	Net Rent	€198,000.00	E	€222,750.00
71	6	Net Rent	€194,535.96	E	€163,237.80
76	6	Net Rent	€183,946.39	E	€198,698.16
77	6	Net Rent	€180,509.16	E	€171,072.00
81	6	Net Rent	€176,406.72	E	€167,184.00
88	6	Net Rent	€163,938.20	E	€124,491.00
99	6	Net Rent	€157,231.08	E	€146,572.80
106	6	Net Rent	€147,642.21	E	€131,652.00
107	6	Net Rent	€13,538.62	E	€110,400.00
123	6	Net Rent	€124,634.06	E	€135,908.20
128	6	Net Rent	€122,262.00	E	€132,006.00
136	6	Net Rent	€114,943.68	E	€108,715.80
142	6	Net Rent	€111,672.64	E	€105,896.52
147	6	Net Rent	€3,848.85	E	€108,720.05
180	6	Net Rent	€93,285.97	E	€58,136.64
186	6	Net Rent	€89,443.92	E	€84,669.00
189	6	Net Rent	€88,768.50	E	€74,323.56
204	6	Net Rent	€82,385.76	E	€72,000.00
207	6	Net Rent	€81,626.92	E	Not quantifiable. Not stated separately in lease agreement.
212	6	Net Rent	€80,689.13	E	€88,704.00
213	6	Net Rent	€80,640.00	E	€87,840.00
230	6	Net Rent	€74,106.29	E	€70,273.24
231	6	Net Rent	€73,644.41	E	€69,835.25
243	6	Net Rent	€69,137.64	E	€65,672.40
252	6	Net Rent	€66,746.76	E	€58,516.20
253	6	Net Rent	€66,516.00	E	€30,000.00
255	6	Net Rent	€65,921.04	E	€19,978.92
259	6	Net Rent	€64,971.31	E	€61,610.75
260	6	Net Rent	€64,930.68	E	€60,684.00
265	6	Net Rent	€63,368.79	E	€53,760.00
271	6	Net Rent	€61,285.18	E	€58,206.00
274	6	Net Rent	€60,569.73	E	Not quantifiable. Not stated separately in lease agreement.
278	6	Net Rent	€60,267.48	E	€54,600.00
286	6	Net Rent	€59,198.28	E	€69,000.00
287	6	Net Rent	€59,027.40	E	€92,592.00
288	6	Net Rent	€58,769.90	E	€77,087.28
300	6	Net Rent	€56,554.80	E	€53,629.58
316	6	Net Rent	€53,407.20	E	Not quantifiable. Not stated separately in lease agreement.
324	6	Net Rent	€51,589.32	E	€44,031.00
333	6	Net Rent	€49,701.38	E	€55,286.80
336	6	Net Rent	€49,297.08	E	€22,269.05
337	6	Net Rent	€48,758.67	E	€52,380.00
342	6	Net Rent	€1,692.17	E	€0.00
347	6	Net Rent	€47,293.70	E	€52,128.00
350	6	Net Rent	€1,658.99	E	€0.00
297	7	ERV	€43.48	E	Unable to calculate ERV
12	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
13	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
35	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
67	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
117	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
124	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
195	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
203	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
206	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
215	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
223	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
240	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
249	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
254	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
260	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
262	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
264	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
275	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
277	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
309	8	Leasehold or Freehold	Leasehold	E	Freehold & Leasehold
351	8	Leasehold or Freehold	Freehold	E	Provided information does not include address information
52	10	Rent Free End Date	no rent free end date	E	October 2019 - December 2019, October 2020 - December 2020, November 2021 - December 2021
78	10	Rent Free End Date	no rent free end date	E	01/01/2020-29/02/2020
88	10	Rent Free End Date	no rent free end date	E	October 2019 - December 2019, October 2020 - December 2020, November 2021 - December 2021
101	10	Rent Free End Date	no rent free end date	E	01/10/2019 - 01/12/2021
105	10	Rent Free End Date	no rent free end date	E	July 2018 - March 2019
115	10	Rent Free End Date	no rent free end date	E	01/06/2020 - 30/06/2020
141	10	Rent Free End Date	8/2/2020	E	8/31/2019
147	10	Rent Free End Date	7/1/2029	E	9/30/2019
157	10	Rent Free End Date	no rent free end date	E	01/10/2018 - 01/12/2020
168	10	Rent Free End Date	no rent free end date	E	01/10/2018 - 01/12/2020
169	10	Rent Free End Date	no rent free end date	E	01/10/2018 - 01/12/2020
172	10	Rent Free End Date	no rent free end date	E	July 2018 - March 2019
281	10	Rent Free End Date	no rent free end date	E	01/10/2018 - 01/12/2020
317	10	Rent Free End Date	no rent free end date	E	16/07/2021 - 15/09/2021
320	10	Rent Free End Date	no rent free end date	E	16/07/2021 - 15/09/2021
342	10	Rent Free End Date	7/1/2029	E	9/30/2019
350	10	Rent Free End Date	7/1/2029	E	9/30/2019

Appendix B - Details of Results - Missing

KPMG ID	Test No	Test Field	Per Extraction File	Result	Per Source
118	1	Tenant Name	MBS Sports GmbH	M	Missing
171	1	Tenant Name	L.STROETMANN SAAT GmbH & Co. KG	M	Missing
226	1	Tenant Name	POCO Einrichtungsmärkte GmbH	M	Missing
232	1	Tenant Name	Resch & Frisch Gastro GmbH	M	Missing
237	1	Tenant Name	Loomis Deutschland GmbH	M	Missing
295	1	Tenant Name	MaBu Metallbau GmbH	M	Missing
335	1	Tenant Name	AKTORmed GmbH (former Delta Engineering)	M	Missing
339	1	Tenant Name	Aqua Vital Quell- und Mineralw	M	Missing
118	2	Address	Unit 005 OG_off, 006 PA 10, Aussere Wiener Strasse 11, Regensburg	M	Missing
171	2	Address	Unit 010, 013-014 OO OG, Aussere Wiener Strasse 11, Regensburg	M	Missing
226	2	Address	Unit 012 LA,PA,WG,EG,WH, Aussere Wiener Strasse 11, Regensburg	M	Missing
232	2	Address	Unit 02-04 OO PA,09 OG, Aussere Wiener Strasse 11, Regensburg	M	Missing
237	2	Address	CA 58, Business Park, Unit E1, Charlottenburger Allee 50-60, Aachen	M	Missing
295	2	Address	Industriestrase 3/1, Industriestraße 1, Neckarsulm	M	Missing
306	2	Address	Warehouse D, Im Gewerbegebiet 18, Friedewald	M	Missing
316	2	Address	314 01, Gottmadingen 2, Gottmadingen	M	Missing
335	2	Address	Unit 015 OG off/wh, Borsigstraße 3-13 / Gutenbergstraße 2-16, Barbing	M	Missing
339	2	Address	SPER41A, Business Triangle, Neuss	M	Missing
20	3	Area	5,016.00	M	Missing
118	3	Area	2,552.41	M	Missing
124	3	Area	1,482.00	M	Missing
171	3	Area	1,988.00	M	Missing
205	3	Area	1,139.00	M	Missing
226	3	Area	1,341.00	M	Missing
232	3	Area	872.24	M	Missing
237	3	Area	842.00	M	Missing
280	3	Area	6,690.00	M	Missing
295	3	Area	1,062.00	M	Missing
298	3	Area	1,239.35	M	Missing
306	3	Area	1,600.00	M	Missing
315	3	Area	1,101.00	M	Missing
316	3	Area	973.00	M	Missing
335	3	Area	503.00	M	Missing
339	3	Area	776.21	M	Missing
118	4	Lease Break Date	no break date	M	Missing
171	4	Lease Break Date	no break date	M	Missing
226	4	Lease Break Date	no break date	M	Missing
232	4	Lease Break Date	no break date	M	Missing
237	4	Lease Break Date	no break date	M	Missing
295	4	Lease Break Date	no break date	M	Missing
335	4	Lease Break Date	no break date	M	Missing
339	4	Lease Break Date	no break date	M	Missing
118	5	Lease Expiry Date	7/31/2027	M	Missing
124	5	Lease Expiry Date	12/31/2025	M	Missing
155	5	Lease Expiry Date	7/3/2029	M	Missing
171	5	Lease Expiry Date	12/31/2023	M	Missing
226	5	Lease Expiry Date	10/31/2019	M	Missing
232	5	Lease Expiry Date	2/29/2020	M	Missing
237	5	Lease Expiry Date	10/31/2019	M	Missing
295	5	Lease Expiry Date	9/30/2019	M	Missing
298	5	Lease Expiry Date	3/3/2020	M	Missing
306	5	Lease Expiry Date	12/31/2020	M	Missing
315	5	Lease Expiry Date	12/31/2019	M	Missing
316	5	Lease Expiry Date	11/30/2020	M	Missing
332	5	Lease Expiry Date	9/14/2020	M	Missing
335	5	Lease Expiry Date	12/31/2020	M	Missing
339	5	Lease Expiry Date	6/30/2024	M	Missing
351	5	Lease Expiry Date	1/31/2029	M	Missing
105	6	Net Rent	€150,146.94	M	Missing
118	6	Net Rent	€126,670.08	M	Missing
124	6	Net Rent	€124,500.00	M	Missing
155	6	Net Rent	€0.00	M	Missing
171	6	Net Rent	€99,577.80	M	Missing
172	6	Net Rent	€99,055.27	M	Missing
226	6	Net Rent	€75,867.96	M	Missing
232	6	Net Rent	€73,393.32	M	Missing
237	6	Net Rent	€71,189.76	M	Missing
295	6	Net Rent	€57,462.24	M	Missing
298	6	Net Rent	€56,955.13	M	Missing
335	6	Net Rent	€49,331.64	M	Missing
339	6	Net Rent	€0.00	M	Missing
108	8	Leasehold or Freehold	Freehold	M	Missing
125	8	Leasehold or Freehold	Freehold	M	Missing
108	9	Length of Leasehold	N/A as Freehold	M	Missing
124	9	Length of Leasehold	N/A as Freehold	M	Missing
125	9	Length of Leasehold	N/A as Freehold	M	Missing
203	9	Length of Leasehold	N/A as Freehold	M	Missing
206	9	Length of Leasehold	N/A as Freehold	M	Missing
215	9	Length of Leasehold	N/A as Freehold	M	Missing
223	9	Length of Leasehold	N/A as Freehold	M	Missing
240	9	Length of Leasehold	N/A as Freehold	M	Missing
254	9	Length of Leasehold	N/A as Freehold	M	Missing
262	9	Length of Leasehold	N/A as Freehold	M	Missing
264	9	Length of Leasehold	N/A as Freehold	M	Missing
275	9	Length of Leasehold	N/A as Freehold	M	Missing
351	9	Length of Leasehold	N/A as Freehold	M	Missing
55	10	Rent Free End Date	10/1/2019	M	Missing
118	10	Rent Free End Date	no rent free end date	M	Missing
155	10	Rent Free End Date	2/1/2020	M	Missing
171	10	Rent Free End Date	no rent free end date	M	Missing
226	10	Rent Free End Date	no rent free end date	M	Missing
232	10	Rent Free End Date	no rent free end date	M	Missing
237	10	Rent Free End Date	no rent free end date	M	Missing
295	10	Rent Free End Date	no rent free end date	M	Missing
305	10	Rent Free End Date	10/1/2019	M	Missing
309	10	Rent Free End Date	6/1/2020	M	Missing
335	10	Rent Free End Date	no rent free end date	M	Missing
339	10	Rent Free End Date	11/1/2019	M	Missing